Fair Value of Warrant Liability Assumptions (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected volatility	91.70%	81.45%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	0.72%	0.83%
Minimum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected term	2 years 3 months 18 days	2 years
Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected term	2 years	2 years 3 months 18 days